Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.1%)
Cable One, Inc.	10,996	19,937
CarGurus, Inc. *	326,883	10,268
Zynex, Inc. *	1,379,319	10,386

Total		40,591

Consumer Discretionary (11.1%)
Arrival SA *	170,978	2,248
CarMax, Inc. *	92,644	11,855
Carter’s, Inc.	140,318	13,644
Choice Hotels International, Inc.	157,655	19,923
Etsy, Inc. *	121,512	25,270
Hyatt Hotels Corp. - Class A *	83,242	6,418
NVR, Inc. *	4,701	22,537
PVH Corp. *	141,938	14,590
Under Armour, Inc. - Class C *	608,017	10,652
Vizio Holding Corp. *	11,089	236
YETI Holdings, Inc. *	242,982	20,821

Total		148,194

Consumer Staples (1.7%)
Lamb Weston Holdings, Inc.	217,297	13,335
Performance Food Group Co. *	199,972	9,291

Total		22,626

Energy (0.1%)
Cabot Oil & Gas Corp.	75,054	1,633

Total		1,633

Financials (12.0%)
Credit Acceptance Corp. *	43,527	25,476
Cullen / Frost Bankers, Inc.	104,423	12,387
Erie Indemnity Co.	28,213	5,034
First Citizens BancShares, Inc. - Class A	19,511	16,451
First Republic Bank	83,386	16,083
FNF Group	218,240	9,895
Globe Life, Inc.	98,453	8,765
Hamilton Lane, Inc.	71,891	6,098
M&T Bank Corp.	97,925	14,624
Markel Corp. *	14,459	17,280
Prosperity Bancshares, Inc.	156,595	11,139
W.R. Berkley Corp.	98,665	7,220

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	8,829	9,444

Total		159,896

Health Care (19.2%)
Allakos, Inc. *	125,609	13,298
Apellis Pharmaceuticals, Inc. *	296,557	9,774
Arena Pharmaceuticals, Inc. *	167,947	10,001
Encompass Health Corp.	178,183	13,371
Hill-Rom Holdings, Inc.	53,605	8,041
Icon Public Limited Co. *	66,396	17,397
Integra LifeSciences Holdings Corp. *	299,317	20,497
Iovance Biotherapeutics, Inc. *	503,767	12,423
Jazz Pharmaceuticals PLC *	122,591	15,962
Kodiak Sciences, Inc. *	126,598	12,151
LHC Group, Inc. *	64,871	10,179
Mirati Therapeutics, Inc. *	68,124	12,052
Molina Healthcare, Inc. *	52,146	14,148
NuVasive, Inc. *	224,649	13,445
PTC Therapeutics, Inc. *	289,762	10,782
Reata Pharmaceuticals, Inc. *	110,766	11,144
Sage Therapeutics, Inc. *	253,750	11,244
Syneos Health, Inc. *	139,307	12,187
Teleflex, Inc.	43,983	16,562
Ultragenyx Pharmaceutical, Inc. *	124,659	11,243

Total		255,901

Industrials (15.6%)
AMERCO	23,378	15,103
Axon Enterprise, Inc. *	53,034	9,282
Builders FirstSource, Inc. *	54,210	2,805
Dun & Bradstreet Holdings, Inc. *	474,817	7,982

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
GFL Environmental, Inc.	449,721	16,707
Graco, Inc.	97,767	6,841
IAA Spinco, Inc. *	207,947	11,348
IDEX Corp.	98,334	20,350
Ingersoll-Rand, Inc. *	601,762	30,335
KAR Auction Services, Inc. *	113,072	1,853
Knight-Swift Transportation Holdings, Inc.	452,932	23,167
Lennox International, Inc.	61,058	17,961
Lincoln Electric Holdings, Inc.	108,989	14,037
The Middleby Corp. *	45,859	7,819
Science Applications International Corp.	142,124	12,160
Watsco, Inc.	34,864	9,226

Total		206,976

Information Technology (26.0%)
Aspen Technology, Inc. *	73,439	9,018
Black Knight, Inc. *	68,762	4,951
CDW Corp.	83,203	15,144
CommScope Holding Co., Inc. *	982,425	13,351
Digital Turbine, Inc. *	169,915	11,682
F5 Networks, Inc. *	153,570	30,527
First Solar, Inc. *	287,114	27,408
Flex, Ltd. *	1,141,253	20,177
Genpact, Ltd.	626,734	29,776
Guidewire Software, Inc. *	123,160	14,640
II-VI, Inc. *	424,765	25,214
LiveRamp Holdings, Inc. *	167,559	7,914
Lumentum Holdings, Inc. *	250,116	20,895
MKS Instruments, Inc.	133,968	20,217
National Instruments Corp.	203,970	8,002
Q2 Holdings, Inc. *	132,743	10,638
Shift4 Payments, Inc. *	146,168	11,331
Silicon Laboratories, Inc. *	69,534	9,746
Synaptics, Inc. *	51,848	9,319
Teradata Corp. *	348,474	19,985
WEX, Inc. *	143,636	25,300

Total		345,235

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Materials (2.7%)
Element Solutions, Inc.	723,137	15,677
Silgan Holdings, Inc.	248,979	9,551
Steel Dynamics, Inc.	180,280	10,543

Total		35,771

Real Estate (5.3%)
Douglas Emmett, Inc.	101,718	3,215
Life Storage, Inc.	173,783	19,940
PS Business Parks, Inc.	33,174	5,200
Redfin Corp. *	184,486	9,243
Rexford Industrial Realty, Inc.	275,462	15,632
Store Capital Corp.	525,652	16,837

Total		70,067

Utilities (3.1%)
Black Hills Corp.	128,424	8,060
NiSource, Inc.	210,225	5,094
Pinnacle West Capital Corp.	113,855	8,238
UGI Corp.	476,129	20,293

Total		41,685

Total Common Stocks (Cost: $1,057,319)		1,328,575

Short-Term Investments (0.0%)
Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	598,920	599

Total		599

Total Short-Term Investments (Cost: $599)		599

Total Investments (99.9%) (Cost: $1,057,918)@		1,329,174

Other Assets, Less Liabilities (0.1%)		888

Net Assets (100.0%)		1,330,062

Mid Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,057,918 and the net unrealized appreciation of investments based on that cost was $271,256 which is comprised of $315,369 aggregate gross unrealized appreciation and $44,113 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,328,575	$—	$—
Short-Term Investments	599	—	—

Total Assets:	$1,329,174	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand